Note 18 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes, net of refunds	$ 43,374	$ 36,349
Interest	11,168	7,980
Increases in capital lease obligations	123	988
Dividends declared but not paid	1,947	1,932
Rent expense	$ 65,982	$ 57,850